Note 3 - Acquisitions (Detail) - Final purchase price allocations for businesses acquired during fiscal 2011 (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2011
Routing International NV [Member]
Cash acquired related to acquisitions	$ 567
882976 Ontario Inc [Member]
Cash acquired related to acquisitions	146
Zemblaz NV [Member]
Cash acquired related to acquisitions	$ 6,282